Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

NOTE 1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Hudson Capital Inc. (“HUSN” or the “Company”),  formerly known as China Internet Nationwide Financial Services, Inc., incorporated in the British Virgin Islands (the “BVI”) on September 28, 2015, is engaged in the business of providing financial advisory services to meet the financial and capital needs of its clients, which comprise largely of small-to-medium sized enterprises, through the Company’s wholly-owned subsidiaries. On April 10, 2020, the board of directors of China Internet Nationwide Financial Services, Inc. (“CIFS”) resolved to change the Company’s name to “Hudson Capital Inc.” to re-brand the Company and better reflect the plans for its next phase of growth. The name change was effected with the British Virgin Islands Registrar of Corporate Affairs on April 23, 2020 and its name change and new ticker symbol on the Nasdaq was changed to HUSN with effect from May 8, 2020. The Company offers commercial payment advisory services, international corporate financing advisory services, intermediary bank loan advisory services and technical services. The Company’s wholly owned subsidiaries include: Hongkong Internet Financial Services Limited, (“HKIFS’) which was established in HongKong on October 7, 2015, and Beijing Yingxin Yijia Internet Technology Co., Ltd., (“Yingxin Yijia”) which was established on December 31, 2015 in Beijing, China by HKIFS. On September 2, 2019, Hongkong Shengqi technology limited(“HKSQ”) company became a shareholder of Beijing Yingxin Yijia. HKSQ was incorporated in HongKong on August 29, 2019. Mr. Lin Jianxin is a shareholder of HKSQ. On September 26, 2019, a series of agreements were entered into among HKCIFS, HK Shengqi and its shareholders (the “VIE Agreements”). As a result of the VIE Agreements, HK become the primary beneficiary of HKSQ. HUSN is able to exercise control over Sheng Ying Xin and was entitled to substantially all of the economic benefits of Ying Xin Yi Jia through HKSQ, and HUSN treats Ying Xin Yi Jia as its variable interest entity (“VIE”) under U.S. GAAP. As a result, the results of operations, assets and liabilities of Ying Xin Yi Jia and its subsidiary (collectively “VIEs”) have been included in the accompanying consolidated financial statements.

Beijing Sheng Ying Xin Management Consulting Co., Ltd. (“Sheng Ying Xin”) was incorporated in Beijing, China on September 16, 2014. On December 29, 2016, Sheng Ying Xin incorporated Kashgar Sheng Yingxin Enterprise Consulting Co., Ltd. (“Kashgar SYX”) in the People’s Republic of China with registered capital of RMB5,000,000 (approximately $726,600), which capital has to be contributed in full by December 31, 2026. The legal representative of Kashgar SYX is Mr. Shaoyong Huang, who is also a 1% equity shareholder of Sheng Ying Xin.

HUSN is 60.22% owned by Mr. Jianxin Lin, who also owned 99% of Sheng Ying Xin directly and 1% of Sheng Ying Xin indirectly since its inception, September 16, 2014; Mr. Jianxin Lin is the former chief executive officer of both HUSN and Sheng Ying Xin. So HUSN and Sheng Ying Xin were considered to be under common control since September 28, 2015.

On April 26, 2016, a series of agreements were entered into among Yingxin Yijia, Sheng Ying Xin and its shareholders (the “VIE Agreements”). As a result of the VIE Agreements, Yingxin Yijia become the primary beneficiary of Sheng Ying Xin. HUSN is able to exercise control over Sheng Ying Xin and was entitled to substantially all of the economic benefits of Sheng Ying Xin through Yingxin Yijia, and HUSN treats Sheng Ying Xin as its variable interest entity (“VIE”) under U.S. GAAP. As a result, the results of operations, assets and liabilities of Sheng Ying Xin and its subsidiary (collectively “VIEs”) have been included in the accompanying consolidated financial statements.

Since HUSN and its subsidiaries were formed in 2015 and did not have significant operations since inception as well as HUSN and Sheng Ying Xin are under common control, the VIE Agreements dated April 26, 2016 were considered a capital transaction in substance. Accordingly, the consolidated balance sheets as of December 31, 2019 and 2018 include the accounts and balances of HUSN and its subsidiaries, Sheng Ying Xin and its subsidiaries at their respective carrying values. The consolidated statements of income and comprehensive income for the period from inception through September 28, 2015 were the historical operations of Sheng Ying Xin.

On July 28, 2017, HUSN completed its initial public offering (“IPO”) and issued 2,023,146 shares of common stock to investors at a price of $10.00 per share for a total of $20,231,460 before underwriting discounts and commissions and offering expenses of $1,262,562 and deferred issuing cost of $763,365. According to the underwriting agreement signed on May 9,2017, the Company issued warrants to the underwriter to purchase 91,042 ordinary shares upon the successful completion of the IPO at an exercise price of 120% of the IPO price, namely $12 dollars per share, and exercisable for two years. On November 21, 2017 the underwriter exercised all the warrants in connection with the IPO to purchase 91,042 shares. As of December 31, 2017 the number of shares issued and outstanding is 22,114,188.

On March 10, 2017, Sheng Ying Xin set up a wholly owned subsidiary Fu Hui (Shenzhen) Commercial Factoring Co., Ltd (“FuhuiSZ”) which mainly provides supply chain financing to commercial enterprises. On September 19, 2017 Sheng Ying Xin set up another wholly owned subsidiary Yingda Xincheng (Beijing) Insurance Broker Co., Ltd (“Yin Da Xin Cheng”) which mainly provides insurance brokerage services. On November 23, 2017, Sheng Ying Xin acquired a 100% equity interest in Beijing Anytrust Information Technology Co., Ltd (“Anytrust”) which mainly provides enterprise financial data services, including system management, application development, business intelligence and maintenance services. On September 25, 2019, Yin Da Xin Cheng carried out industrial and commercial deregistration.

On May 25, 2018, HKIFS set up a wholly owned subsidiary CIFS (Xiamen) Fianncial leasing company which mainly provides financial leasing services to commercial enterprises. Also on May 25, 2018, Sheng Yin Xin set up another wholly owned subsidiary Fuhui (Xiamen) Commercial Factoring Co., Ltd which mainly provides factoring services to commercial enterprises. On July 11, 2018 Sheng Ying Xin set up another wholly owned subsidiary Zhizhen Investment & Research (Beijing) Information Consulting Co., Ltd which mainly provides investment research services. On July 25, 2018, Sheng Ying Xin set up a wholly-owned subsidiary Hangzhou Yuchuang Investment Partnership (Limited Partnership) which is an investment vehicle for our strategic investing activities. On December 30, 2018, Sheng Yin Xin disposed Anytrust and transferred its equity interest in Anytrust to Mr. Jainxin Lin, the Company’s Chief Executive Officer and Chairman of the Board, with no consideration and incurred approximate loss of $2,062,000.

On September 2, 2019, Hongkong Shengqi Technology Limited (“HKSQ”) became a shareholder of WFOE. HKSQ was incorporated in Hong Kong on August 29, 2019. Mr. Jianxin Lin is the sole shareholder of HKSQ. On September 26, 2019, a series of agreements were entered into among HKIFS, HKSQ and its shareholder (the “HKSQ VIE Agreements”). As a result of the HKSQ VIE Agreements, HKIFS become the primary beneficiary of HKSQ.

The contractual agreements among HKSQ, WFOE and Sheng Ying Xin essentially confer control and management as well as the economic benefits of Sheng Ying Xin onto WFOE. In spite of the shareholder change in WFOE, we are able to retain full control and management over Sheng Ying Xin and are still entitled to substantially all of the economic benefits of WFOE through the HKSQ VIE Agreements.

Accordingly, the results of operations, assets and liabilities of HKSQ, WFOE and Sheng Ying Xin have been included in the accompanying consolidated financial statements.

On April 9, 2020, we incorporated a New York subsidiary, Hudson Capital USA Inc.

As of December 31, 2019, the Company’s corporate structure is set forth below :

The following is a summary of the VIE agreements:

Exclusive Business Cooperation Agreement

Pursuant to the terms of the certain Exclusive Business Cooperation Agreement dated April 26, 2016, between Sheng Ying Xin and Yingxin Yijia (the “Exclusive Business Cooperation Agreement”), Yingxin Yijia is the exclusive technology services and consultancy service provider to Sheng Ying Xin. Sheng Ying Xin agreed to pay Yingxin Yijia all fees payable for technology services and consultancy service, the amount of which equals 100% of the net profit of Sheng Ying Xin. Any payment from Sheng Ying Xin to Yingxin Yijia must comply with applicable Chinese laws. Yingxin Yijia is also obligated to bears all losses of Sheng Ying Xin. Further, the parties agreed that Yingxin Yijia shall retain sole ownership of all intellectual property developed in connection with providing technology services to Sheng Ying Xin. The Exclusive Business Cooperation Agreement has a ten-year term. The term of these agreements may be extended if confirmed in writing by Yingxin Yijia, prior to the expiration of the term. The extended term shall be determined by Yingxin Yijia, and Sheng Ying Xin shall accept such extended term unconditionally.

Pursuant to the terms of the certain Exclusive Business Cooperation Agreement dated September 26, 2019, between HKIFS and HKSQ (the “Exclusive Business Cooperation Agreement”), HKIFS is the exclusive technology services and consultancy service provider to HKSQ. HKSQ agreed to pay HKIFS all fees payable for technology services and consultancy service, the amount of which equals 100% of the net profit of HKSQ. Any payment from HKSQ to HKIFS must comply with applicable Chinese laws. HKIFS is also obligated to bears all losses of HKSQ. Further, the parties agreed that HKIFS shall retain sole ownership of all intellectual property developed in connection with providing technology services to HKSQ. The Exclusive Business Cooperation Agreement has a ten-year term. The term of these agreements may be extended if confirmed in writing by HKIFS, prior to the expiration of the term. The extended term shall be determined by HKIFS, and HKSQ shall accept such extended term unconditionally.

Power of Attorney

Pursuant to the terms of a certain Power of Attorney Agreement dated April 26, 2016, among Yingxin Yijia and the shareholders of Sheng Ying Xin (the “Power of Attorney”), each of the shareholders of Sheng Ying Xin irrevocably appointed Yingxin Yijia as their proxy to exercise on each of such shareholder’s behalf all of their voting rights as shareholders pursuant to PRC law and the Articles of Association of Sheng Ying Xin, including the appointment and election of directors of Sheng Ying Xin. The term of the Power of Attorney is valid so long as such shareholder is a shareholder of Sheng Ying Xin.

Pursuant to the terms of a certain Power of Attorney Agreement dated September 26, 2019, among HKIFS and the shareholders of HKSQ (the “Power of Attorney”), each of the shareholders of HKSQ irrevocably appointed HIIFS as their proxy to exercise on each of such shareholder’s behalf all of their voting rights as shareholders pursuant to PRC law and the Articles of Association of HKSQ, including the appointment and election of directors of HKSQ. The term of the Power of Attorney is valid so long as such shareholder is a shareholder of HKSQ.

The contractual agreements between WFOE and Sheng Ying Xin essentially confer control and management as well as the economic benefits of Sheng Ying Xin onto WFOE. In spite of the shareholder change in WFOE, we are able to retain full control and management over Sheng Ying Xin and are still entitled to substantially all of the economic benefits of WFOE through the HKSQ VIE Agreements.

Exclusive Option Agreement

Pursuant to the terms of a certain Exclusive Option Agreement dated April 26, 2016, among Yingxin Yijia, Sheng Ying Xin and the shareholders of Sheng Ying Xin (the “Exclusive Option Agreement”), the shareholders of Sheng Ying Xin granted Yingxin Yijia an irrevocable and exclusive purchase option (the “Option”) to acquire Sheng Ying Xin’s equity interests and/or remaining assets, but only to the extent that the acquisition does not violate limitations imposed by PRC law on such transactions. Accordingly, the Option is exercisable at any time at Yingxin Yijia’s discretion so long as such exercise and subsequent acquisition of Sheng Ying Xin does not violate PRC law. The consideration for the exercise of the Option is RMB 1 in total. To the extent Sheng Ying Xin shareholders receive any of such consideration, the Option requires Sheng Ying Xin shareholders to transfer (and not retain) the same to Sheng Ying Xin or Yingxin Yijia. The Exclusive Option Agreement has a ten-year term. The term of these agreements may be extended if confirmed in writing by Yingxin Yijia, and if no written confirmation was obtained from Yingxin Yijia, the Exclusive Option Agreement will be automatically renewed, the term of the renewed agreement will be determined till Yingxin Yijia’s written confirmation.

Pursuant to the terms of a certain Exclusive Option Agreement dated September 26, 2019, among HKIFS, HKSQ and the shareholders of HKSQ (the “Exclusive Option Agreement”), the shareholders of HKSQ granted HKIFS an irrevocable and exclusive purchase option (the “Option”) to acquire HKSQ’s equity interests and/or remaining assets, but only to the extent that the acquisition does not violate limitations imposed by PRC law on such transactions. Accordingly, the Option is exercisable at any time at HKIFS’s discretion so long as such exercise and subsequent acquisition of HKSQ does not violate PRC law. The consideration for the exercise of the Option is RMB 1 in total. To the extent HKSQ shareholders receive any of such consideration, the Option requires HKSQ shareholders to transfer (and not retain) the same to Sheng HKSQ or HKIFS. The Exclusive Option Agreement has a ten-year term. The term of these agreements may be extended if confirmed in writing by HKIFS, and if no written confirmation was obtained from HKIFS, the Exclusive Option Agreement will be automatically renewed, the term of the renewed agreement will be determined till HKIFS’s written confirmation.

Share Pledge Agreement

Pursuant to the terms of a certain Share Pledge Agreement dated April 26, 2016 among Yingxin Yijia and the shareholders of Sheng Ying Xin (the “Share Pledge Agreement”), the shareholders of Sheng Ying Xin pledged all of their equity interests in Sheng Ying Xin, including the proceeds thereof, to guarantee all of Yingxin Yijia’s rights and benefits under the Exclusive Business Cooperation agreement, the Power of Attorney and the Exclusive Option Agreement. Prior to termination of the Share Pledge Agreement, the pledged equity interests cannot be transferred without Yingxin Yijia’s prior written consent. All of the equity interest pledges with respect to the equity interests of Sheng Ying Xin according to the Share Pledge Agreement have been registered with the relevant office of the Administration for Industry and Commerce in China. The Share Pledge Agreement will be valid until all the payments related to the services provided by Yingxin Yijia to Sheng Ying Xin due under the Exclusive Business Cooperation Agreements have been fulfilled. Therefore, the Share Pledge Agreement shall only be terminated when the payments related to the ten-year Exclusive Business Cooperation Agreement are paid in full and Yingxin Yijia does not intend to extend the term of the Exclusive Business Cooperation Agreement.

Summarized below is the information related to the combined VIEs’ assets and liabilities as of December 31, 2019 and 2018, respectively:

	As of December 31, 2019	As of December 31, 2018

Current assets	$45,180,787	$51,754,573
Plant and equipment, net	1,503	210,790
Other noncurrent assets	6,520	1,560,202
Total assets	45,188,810	53,525,565
Total liabilities	(45,964,142)	(2,111,670)
Net assets	$(775,332)	$51,413,895

Summarized below is the information related to the financial performance of the VIEs reported in the Company’s consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2019, 2018 and 2017, respectively:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017

Revenues	$1,366,417	$14,402,329	$25,116,139
Cost of revenues	$123	$654,979	$729,752
Total operating expenses	$784,840	$12,329,417	$3,477,939
Net loss / (income)	$53,859,306	$1,530,958	$(24,268,121)